PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS
7.	PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS

Prepayments and other current assets consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Receivables from third party payment service providers	888	13,450	1,936
Interest receivables	5,189	4,882	703
Deposit for share repurchase *	-	16,557	2,385
Receivables of remaining consideration **	-	71,820	10,343
Deferred sponsorship and advertising expenses	1,963	-	-
Deposits receivable from merchants***	6,970	-	-
Others	15,845	18,825	2,711
	30,855	125,534	18,078

* Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015.

** Receivables of remaining consideration represent the remaining cash consideration relating to the disposal of equity interest in Sumpay.cn as of December 31, 2016, which has been collected in March 2017.

*** Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services. Sumpay.cn has been disposed in May 2016.

Deposits consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Deposits for office leases and others	1,217	5,810	837